COMMITMENTS AND CONTINGENCIES - Additional Information (Details)	1 Months Ended					2 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2018 USD ($) shares	Nov. 30, 2017 USD ($) shares	Oct. 31, 2017 USD ($) vessel shares	Mar. 31, 2017 vessel	Apr. 30, 2015 USD ($)	Feb. 28, 2018 vessel	Sep. 30, 2015 USD ($) vessel	Dec. 31, 2017 USD ($) vessel shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2013 vessel	Dec. 31, 2008	Mar. 31, 2015 vessel
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels acquired upon the merger | vessel													29
Charter term, total							10 years
Number of vessels under capital lease | vessel							8	1
Number of newbuildings on order | vessel								5
Newbuilding commitments								$ 144,600,000
Number of vessels acquired | vessel				16							2
Bareboat charter revenues								$ 0	$ 2,399,000	$ 0
Final arbitration award									9,800,000
Subsequent Event [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels acquired | vessel						1
Proceeds from settlement of claims	$ 200,000
VLCC Mayfair and VLCC Camden [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Proceeds from settlement of claims									2,400,000
Bareboat charter revenue [Member] | VLCC Mayfair and VLCC Camden [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Bareboat charter revenues									2,400,000
Ship Finance International Ltd [Member] | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Purchase option net of sellers credit					$ 112,000,000		$ 112,000,000
Charter contract term					10 years		10 years
Charter term extension					3 years		3 years
Daily time charter rate, period 2					$ 14,900		$ 14,900		$ 14,900
Hemen Holdings Ltd [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels acquired | vessel								3
Shares issued for consideration (in shares) | shares								5,300,000
Hemen Holdings Ltd [Member] | Capesize Vessels [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels acquired | vessel			2
Number of vessels remaining to be delivered | vessel								1
Consideration per vessel			$ 43,000,000
Seller's credit loan per vessel		$ 21,500,000	21,500,000
Cash payment for vessel purchase		$ 4,500,000	$ 4,500,000
Shares issued for consideration (in shares) | shares		2,000,000	2,000,000
Hemen Holdings Ltd [Member] | Capesize Vessels [Member] | Subsequent Event [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Seller's credit loan per vessel	21,500,000
Cash payment for vessel purchase	$ 4,500,000
Shares issued for consideration (in shares) | shares	2,000,000
Golden Eclipse [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels acquired upon the merger | vessel								1
Charter term, total												10 years